Schedule of Performance Rights Granted During Period as Share Based Payments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares
Class A Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Grant date	24/11/2021	24/11/2021
Expiry date	24/11/2026	24/11/2026
Price at grant date | $ / shares	$ 1.30	$ 1.30
Granted	600,000	600,000
Exercised
Expired/Lapsed/other
Balance at the end of the year	600,000	600,000
Class B Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Grant date	24/11/2021	24/11/2021
Expiry date	24/11/2026	24/11/2026
Price at grant date | $ / shares	$ 1.30	$ 1.30
Granted	600,000	600,000
Exercised
Expired/Lapsed/other
Balance at the end of the year	600,000	600,000
Class C Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Grant date	24/11/2021	24/11/2021
Expiry date	24/11/2026	24/11/2026
Price at grant date | $ / shares	$ 1.30	$ 1.30
Granted	1,200,000	1,200,000
Exercised
Expired/Lapsed/other
Balance at the end of the year	1,200,000	1,200,000